Note 6 - Patents (Tables)	12 Months Ended
Dec. 31, 2018
Notes Tables
Schedule of Finite-Lived Intangible Assets [Table Text Block]
	2018	2017
Patent asset	$2,006,443	$2,028,557
Accumulated amortization	(1,242,900)	(1,145,095)
Net intangibles	$763,543	$883,462